Expected Long Term Rates of Return on Different Asset Classes (Detail)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Equity - Expected long-term return per annum	5.80%
Bonds - Expected long-term return per annum	4.60%